Commitments and Contingencies	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies
Commitments and Contingencies
16.	Commitments and Contingencies

The following table sets forth the Group’s operating lease commitment as of June 30, 2022:

	Office Rental
	RMB	US$

Year ending June 30,
-2023	66,602	9,924
-2024	37,912	5,649
-2025	11,684	1,741
-2026	4,345	647
-2026	4,284	638
thereafter	7,454	1,111
Total	132,281	19,710

For the years ended December 31, 2020, 2021 and 2022, rental expenses under operating leases were approximately RMB125,828, RMB111,432 and RMB108,782, respectively.

Based on management’s assessment of the outcome of the legal proceedings as discussed in Note 8, the Group accrued RMB1,300 and nil contingent liabilities as of June 30, 2021 and 2022, respectively.